Income Taxes (Tables)	3 Months Ended
Mar. 31, 2014
Income Taxes Recognized During Period
Income taxes recognized during the three months ended March 31, 2014 comprise:

	Three Months Ended
	March 31,	March 31,
	2014	2013
	(In thousands)
Provision for income taxes before restructuring and other items	$6,894	$5,021
Tax impact of restructuring and other items	-	(1,255)

Provision for income taxes after restructuring and other items	$6,894	$3,766